Note 17 - Deferred Compensation Plan (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Minimum Age Requirement for Deferred Compensation	65
Deferred Compensation Liability, Current and Noncurrent, Total	$ 774,000	$ 707,000
Defined Benefit Plan, Benefit Obligation, Benefits Paid	82,000	108,000
Pension and Other Postretirement Benefits Cost (Reversal of Cost), Total	63,000	52,000
Fee Income Recognized With Deferred Compensation Plans	$ 190,525	$ 135,000